Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

CLASS R SHARES (TICKER GRTXX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2018

On May 16, 2019, the Board of Trustees of Money Market Obligations Trust, on behalf of Federated Government Obligations Fund (the "Fund"), approved the re-designation of the Fund's Class R Shares due to operational and marketing considerations both with respect to the Fund and the Class R Shares.

Accordingly, when business opens on August 1, 2019, the Fund's Class R Shares will be re-designated as Select Shares. As a result of the re-designation to Select Shares, the following changes will be implemented:

  Minimum initial investment required for Select Shares will be $1 million;
  The Distribution (12b-1) Fee will be eliminated;
  Deactivation of 0.23% of the 0.25% Shareholder Services/Account Administration Fee; and
  The recordkeeping fee will be eliminated.

As a result of the re-designation, it may be necessary for the Fund's existing Class R shareholders to move to another share class offering services similar to the Fund's Class R Shares. Please consult with your financial adviser.

Effective August 1, 2019, please delete all references to Class R Shares and make the following specific changes.

1. In the summary section of the Prospectus, replace the "Risk/Return Summary: Fees and Expenses" with the following:

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Select Shares (SEL) of the Fund.

Shareholder Fees (fees paid directly from your investment)	SEL
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	0.10%[1]
Total Annual Fund Operating Expenses	0.30%
Fee Waivers and/or Expense Reimbursements[2]	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.17%

1The Fund may incur or charge certain service fees (shareholder services/account administration fees) on its SEL class of up to a maximum of 0.25%. The Fund will incur or charge up to 0.02% of such Fees for the SEL class of the Fund. The SEL class of the Fund will not incur or charge such Fees to exceed 0.02% until such time as approved by the Fund's Board of Trustees (the "Trustees").

2The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's SEL class (after the voluntary waivers and/or reimbursements) will not exceed 0.17% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

Federated Government Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

CLASS R SHARES (TICKER GRTXX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2018

On May 16, 2019, the Board of Trustees of Money Market Obligations Trust, on behalf of Federated Government Obligations Fund (the "Fund"), approved the re-designation of the Fund's Class R Shares due to operational and marketing considerations both with respect to the Fund and the Class R Shares.

Accordingly, when business opens on August 1, 2019, the Fund's Class R Shares will be re-designated as Select Shares. As a result of the re-designation to Select Shares, the following changes will be implemented:

  Minimum initial investment required for Select Shares will be $1 million;
  The Distribution (12b-1) Fee will be eliminated;
  Deactivation of 0.23% of the 0.25% Shareholder Services/Account Administration Fee; and
  The recordkeeping fee will be eliminated.

As a result of the re-designation, it may be necessary for the Fund's existing Class R shareholders to move to another share class offering services similar to the Fund's Class R Shares. Please consult with your financial adviser.

Effective August 1, 2019, please delete all references to Class R Shares and make the following specific changes.

1. In the summary section of the Prospectus, replace the "Risk/Return Summary: Fees and Expenses" with the following:

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Select Shares (SEL) of the Fund.

Shareholder Fees (fees paid directly from your investment)	SEL
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	0.10%[1]
Total Annual Fund Operating Expenses	0.30%
Fee Waivers and/or Expense Reimbursements[2]	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.17%

1The Fund may incur or charge certain service fees (shareholder services/account administration fees) on its SEL class of up to a maximum of 0.25%. The Fund will incur or charge up to 0.02% of such Fees for the SEL class of the Fund. The SEL class of the Fund will not incur or charge such Fees to exceed 0.02% until such time as approved by the Fund's Board of Trustees (the "Trustees").

2The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's SEL class (after the voluntary waivers and/or reimbursements) will not exceed 0.17% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381